Schedule of Expected Future Minimum Lease Payments (Details) $ in Thousands	Sep. 30, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Total	$ 5,412
Services and Manufacturing [Member]
IfrsStatementLineItems [Line Items]
Total	1,500
R & D Contract [Member]
IfrsStatementLineItems [Line Items]
Total	3,912
Less Than 1 Year [Member]
IfrsStatementLineItems [Line Items]
Total	3,173
Less Than 1 Year [Member] | Services and Manufacturing [Member]
IfrsStatementLineItems [Line Items]
Total	900
Less Than 1 Year [Member] | R & D Contract [Member]
IfrsStatementLineItems [Line Items]
Total	2,273
1 - 3 Years [Member]
IfrsStatementLineItems [Line Items]
Total	2,114
1 - 3 Years [Member] | Services and Manufacturing [Member]
IfrsStatementLineItems [Line Items]
Total	600
1 - 3 Years [Member] | R & D Contract [Member]
IfrsStatementLineItems [Line Items]
Total	1,514
4 - 5 Years [Member]
IfrsStatementLineItems [Line Items]
Total	125
4 - 5 Years [Member] | Services and Manufacturing [Member]
IfrsStatementLineItems [Line Items]
Total
4 - 5 Years [Member] | R & D Contract [Member]
IfrsStatementLineItems [Line Items]
Total	125
More than 5 Years [Member]
IfrsStatementLineItems [Line Items]
Total
More than 5 Years [Member] | Services and Manufacturing [Member]
IfrsStatementLineItems [Line Items]
Total
More than 5 Years [Member] | R & D Contract [Member]
IfrsStatementLineItems [Line Items]
Total